INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 14,386	$ 11,635
Intangible assets with indefinite useful life	667	653
Simhapuri Expressway Ltd and Rayalseema Expressway Ltd
Disclosure of detailed information about intangible assets [line items]
Intangible assets	680
BIF India Holdings Pte Ltd
Disclosure of detailed information about intangible assets [line items]
Intangible assets	89
North American residential energy infrastructure operation
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,806	1,763
Australian regulated terminal
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,758	1,766
Percent of take or pay contracts	100.00%
Period of additional extension on take or pay contracts	49 years
Peruvian toll roads
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,159	1,118
Revenue from construction contracts	14	13	$ 12
Profit (loss) recognised on exchanging construction services for financial asset	0	0	0
Borrowing costs capitalised	$ 3	$ 3	$ 6
Bottom of range | North American residential energy infrastructure operation
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	10 years
Top of range | North American residential energy infrastructure operation
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	20 years